Note 19 - Quarterly Results of Operations (Unaudited) - Schedule of Quarterly Financial Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Net sales	$ 15,883,847	$ 15,634,760	$ 15,741,114	$ 11,876,573	$ 13,887,407	$ 13,639,169	$ 14,863,428	$ 12,887,396	$ 59,136,294	$ 55,277,400	$ 71,324,446
Gross profit	5,055,227	4,090,246	4,819,216	2,309,390	4,213,327	3,472,161	3,996,750	2,404,140	16,274,079	14,086,378	18,304,747
Selling, general and administrative expenses	4,811,073	4,530,563	4,589,592	4,307,924	4,311,907	4,559,970	5,549,501	4,824,124	18,239,152	19,245,502	23,434,360
Income (loss) before income taxes	(3,876)	5,376,535	3,391,775	(2,173,816)	(403,360)	(1,428,838)	(1,684,130)	(2,586,855)	$ 6,590,618	$ (6,103,183)	$ (5,675,126)
Income (loss), net	$ (5,930)	$ 5,372,767	$ 3,385,159	$ (2,141,480)	$ (406,325)	$ (1,433,830)	$ (1,689,181)	$ (2,591,888)
Basic and diluted net income (loss) per share (in dollars per share)	$ 0.00	$ 0.71	$ 0.45	$ (0.29)	$ (0.06)	$ (0.20)	$ (0.23)	$ (0.35)	$ 0.87	$ (0.83)	$ (0.77)
Net income (loss) per share - basic and diluted (in dollars per share)	$ 0.00	$ 0.71	$ 0.45	$ (0.29)	$ (0.06)	$ (0.20)	$ (0.23)	$ (0.35)	$ 0.87	$ (0.83)	$ (0.77)